Financial instruments and risk management (Details 7) - Counterparty Risk [Member]	Dec. 31, 2025	Dec. 31, 2024
Minimal Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	71.00%	70.27%
Low Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	21.60%	16.60%
Medium Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	6.40%	8.49%
High Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	0.80%	4.51%
Very High Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	0.20%	0.14%